FEDERATED ADVISER SERIES

(formerly, Federated MDT Equity Trust)

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 11, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED ADVISER SERIES (the “Trust”)

Federated Hermes Absolute Return Credit Fund

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

Federated Hermes Unconstrained Credit Fund

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

(collectively, the “Funds”)

1933 Act File No. 333-218374

1940 Act File No. 811-23259

Dear Sir or Madam:

Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective March 29, 2019 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add two new portfolios, Federated Hermes Absolute Return Credit Fund and Federated Hermes Unconstrained Credit Fund.

The Staff (the “Staff”) of the Securities and Exchange Commission (the “SEC”) follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), which are applicable to all management investment company registration statements. The Staff may determine not to review a registration statement or portions of a registration statement based on similarity to prior filings that have been reviewed by the Staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

In keeping with the Release, the Funds respectfully request selective review by the Staff of those sections in Parts A and B of their Registration

Statement which are not substantially similar to disclosure contained in Parts A and B in the Registration Statement of Federated Hermes SDG Engagement Equity Fund (“FHEEF”), a portfolio of Federated Adviser Series, 1933 Act File No. 333-218374 and 1940 Act File No. 811-23259. FHEEF filed a registration statement on Form N-1A on August 17, 2018 (Accession No. 0001623632-18-000993) and Staff comments were resolved via Correspondence dated October 16, 2018 and October 26, 2018.

The following is a list of sections and sub-sections of the Trust’s Registration Statement which are substantially similar to FHEEF. Please note that the list below is applicable to each Fund in this Registration Statement.

Prospectus

Risk/Return Summary: Investments, Risks and Performance

What are the Main Risks of Investing in the Fund?

What are the Specific Risks of Investing in the Fund?

•        Risk of Foreign Investing

•        Currency Risk

•        Eurozone Related Risk

•        Risk of Investing in Emerging Market Countries

•        Liquidity Risk

•        Custodial Services and Related Investment Costs

•        Risk of Investing in Derivative Contracts

•        Counterparty Credit Risk

•        Risk Related to the Economy

•        Technology Risk

What are the Fund’s Principal Investments?

•        Foreign Securities

•        Foreign Exchange Contracts

•        Investing in Securities of Other Investment Companies

•        Derivative Contracts

•        Futures Contracts

•        Asset Segregation

What Do Shares Cost? (except load schedules)
How is the Fund Sold?
Payments to Financial Intermediaries
How to Purchase Shares
How to Redeem and Exchange Shares
Security and Privacy Protection
Account and Share Information

Statement of Additional Information

Statement of Additional Information –

Securities in Which the Fund Invests

  Equity Securities
  Preferred Stocks
  Interests in Other Limited Liability Companies
  Warrants
  Fixed Income Securities
  Treasury Securities
  Government Securities
  Bank Instruments
  Commercial Paper
  Foreign Government Securities
  Derivative Contracts
  Futures Contracts
  Index Futures
  Security Futures
  Call Options
  Put Options
  Caps and Floors
  Delayed Delivery Transactions
  Hybrid Instruments
  Credit Linked Note
  Equity Linked Note
  Asset Segregation
  Hedging
  Inter-Fund Borrowing and Third-Party Lending Arrangements

Statement of Additional Information –

Investment Risks

  Prepayment and Extension Risk
  Risk of Investing in Derivative Contracts and Hybrid Instruments
  Risk Associated with the Investment Activities of Other Accounts
  Financial Indices Investment Risk
  Cybersecurity Risk

What Do Shares Cost?
How is the Fund Sold?
Purchases In-Kind
Redemption In-Kind
Delaware Statutory Trust Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund? (except Portfolio Manager Information)

We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

If you have any questions on the enclosed material, please contact me at (412) 288-1165.

Very truly yours,

/s/ Sheryl L. McCall

Sheryl L. McCall

Senior Paralegal

Enclosures